18. RELATED PARTY BALANCES AND TRANSACTIONS (Details 1) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Alliance Rich
Capital nature	¥ 0	¥ 847	¥ 1,166
Beiguo Mall Xinji Branch
Capital nature	793,882	3,754,748	1,132,130
Beiguo Mall Xinji Branch
Capital nature	72,434	138,980	13,690
Hebei Kaiyuan
Capital nature	0	4,220	0
Operating nature	1,841	1,873	1,834
Hebei Xuyuan Investment Company
Capital nature	0	10,450	62,300
Hebei Xuyuan Investment Company
Capital nature	0	432	1,287
Kaiyuan Shengrong
Capital nature	160,000	560,000	625,999
Mr. Li
Capital nature	22,945	29,816	0
Mr. Li
Capital nature	911,000	1,766,000	1,750,998
Mr. Li
Capital nature	0	63,424	0
Mr. Li
Capital nature	1,721	1,702	0
Ruituo
Capital nature	758,760	765,000	812,595
Ruituo
Capital nature	1,349,024	1,075,688	3,681,410
Ruituo
Capital nature	10,883	16,059	20,111
Xinji Beiguo Mall
Capital nature	0	0	7
Beiguo Mall Luquan Outlets
Capital nature	2,624,225	0	0
Beiguo Mall Luquan Outlets
Capital nature	69,896	0	0
Mrs. Xiaoru Li
Capital nature	160,000	0	0
Mr. Ruiqi Li
Capital nature	476,000	0	0
Smart Success
Operating nature	0	0	739,814
Mr. Lei Chen
Operating nature	0	109,272	45,377
Mr. Lei Chen
Operating nature	0	1,622	2,597
Mr. Shu Ling Li
Operating nature	0	1,434	706
Mr. Xing Wei
Operating nature	0	1,033	1,033
Mr. Yong Qi Li
Operating nature	¥ 0	¥ 61,760	¥ 3,000